SCHEDULE OF COMPANY’S LONG-LIVED ASSETS (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting [Line Items]
Total	¥ 37,365	¥ 44,369
PRC [Member]
Segment Reporting [Line Items]
Total	¥ 37,365	¥ 44,369